SEGMENT INFORMATION	12 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 20 - SEGMENT INFORMATION

The Company follows the guidance of ASC 280, “Segment Reporting,” which establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure. The Company uses the management approach to determine reportable operating segments. The Company has determined that it has four reportable operating segments: (i) clean-energy equipment; (ii) digitalization and integration equipment; (iii) new energy; and (iv) oil and gas engineering technical services. These segments are organized based on the nature of products and services offered and the manner in which they are managed. The Company currently sells its products primarily within China, consequently no segment information based on geography is disclosed.

Chief Operating Decision Maker (“CODM”)

The Company’s Chief Executive Officer (“CEO”) has been identified as the CODM. The CEO reviews segment operating results, including segment revenues, total cost of revenues and gross profit on a quarterly and annual basis to evaluate the performance of each operating segment and make decisions about the allocation of resources to individual segments. The CODM uses gross profit as the primary measure of segment profit or loss for all four reportable segments.

Significant Expense Categories Reviewed by the CODM

For each reportable segment, on a quarterly basis, the CODM reviews the main reasons for period-to-period (and actual vs. prior) fluctuations in total cost of revenues and evaluates their impact on gross margin..

The CODM does not allocate any of the following corporate expenses: selling and marketing expenses, general and administrative expenses, provision for expected credit losses, research and development expenses, interest expense, and income taxes in his evaluation of the quarterly and annual segment operating results as such expenses are managed and reviewed at the consolidated level.

Segment Information

The tables below summarize the Company’s segment operating results for the years ended September 30, 2025, 2024 and 2023:

For the Year Ended September 30, 2025

	Sale of Clean-energy equipment	Sale of Digitalization and integration equipment	Sale of new energy	Delivery of oil and gas engineering technical services	Total
Revenues	$22,073,207	$2,731,568	$19,536,237	$3,994,541	$48,335,553
Cost of revenues	(17,538,969)	(2,113,040)	(19,231,664)	(926,209)	(39,809,882)
Gross profit	$4,534,238	$618,528	$304,573	$3,068,332	$8,525,671

For the Year Ended September 30, 2024

	Sale of Clean-energy equipment	Sale of Digitalization and integration equipment	Sale of new energy	Delivery of oil and gas engineering technical services	Total
Revenues	$33,816,111	$3,081,230	$25,822,344	$6,353,689	$69,073,374
Cost of revenues	(23,492,973)	(2,521,522)	(25,173,782)	(1,850,578)	(53,038,855)
Gross profit	$10,323,138	$559,708	$648,562	$4,503,111	$16,034,519

For the Year Ended September 30, 2023

	Sale of Clean-energy equipment	Sale of Digitalization and integration equipment	Sale of new energy	Delivery of oil and gas engineering technical services	Total
Revenues	$39,581,383	$3,364,644	$23,204,437	$6,933,984	$73,084,448
Cost of revenues	(27,713,920)	(3,154,108)	(22,745,219)	(1,092,160)	(54,705,407)
Gross profit	$11,867,463	$210,536	$459,218	$5,841,824	$18,379,041

Reconciliation of Segment Profit (Gross Profit) to Consolidated Income Before Income Taxes

	Year Ended September 30,
	2025	2024	2023
Total segment profit (gross profit)	$8,525,671	$16,034,519	$18,379,041
Corporate expenses:
Selling and marketing expenses	(1,835,938)	(2,053,194)	(775,957)
General and administrative expenses	(5,124,362)	(4,475,500)	(4,713,012)
Provision for expected credit losses	(2,984,108)	(1,504,390)	(840,900)
Research and development expenses	(247,216)	(449,542)	(158,657)
Total operating expenses	(10,191,624)	(8,482,626)	(6,488,526)
(Loss) income from operations	(1,665,953)	7,551,893	11,890,515
Other income, net	2,435,510	623,141	473,711
Income before income taxes	$769,557	8,175,034	$12,364,226

Reconciliation of Segments’ assets to the Consolidated assets.

	As of September 30,
	2025	2024
Clean-energy equipment	$44,096,905	$54,539,861
Digitalization and integration equipment	7,904,522	3,756,020
New energy	1,658,836	3,581,161
Oil and gas engineering technical services	23,558,598	10,720,158
Other corporate assets	46,535,830	38,624,803
Total assets	$123,754,691	$111,222,003

	As of September 30,
	2025	2024
Total assets related to reportable segments	$77,218,861	$72,597,200
Other corporate assets	46,535,830	38,624,803
Elimination of intercompany balances	(54,422,059)	(41,587,953)
Total consolidated assets	$69,332,632	$69,634,050